Summary of Other Postretirement Benefit Plans (Detail) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Amounts recognized on the Consolidated Balance Sheet
Pensions and other postretirement benefits	$ (862,938)	$ (1,500,928)
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	69,868	64,434
Service cost	675	545	1,034
Interest cost	3,579	3,920	5,193
Actuarial (gain) loss	5,002	8,689
Amortization of unrecognized actuarial loss	524	(461)	(753)
Benefits paid	(5,985)	(7,720)
Net periodic benefit cost	4,778	4,004	5,474
Benefit obligation at end of year	73,139	69,868	64,434
Funded status	(73,139)	(69,868)
Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities	(5,670)	(5,176)
Pensions and other postretirement benefits	(67,469)	(64,692)
Net amount recognized	(73,139)	(69,868)
Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	10,324	5,870
Prior service (credit)	(1,068)	(1,113)
Net amount recognized	$ 9,256	$ 4,757